Prepaid Expenses and Other Current Assets - Additional Information (Details)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense And Other Assets Current [Abstract]
Maximum percentage of prepaid expenses and other current assets (in hundredths)	5.00%	5.00%	5.00%